Long-Term Debt - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Long-Term Debt
Total debt	$ 38,071	$ 31,744				$ 25,834
Less: deferred financing costs	(1,254)	(1,688)				(2,115)
Total debt, net of deferred financing costs	36,817	30,056
Less: current portion	(36,667)	(1,478)	$ (1,146)	$ (983)	$ (819)	(655)
Total long-term debt, net of current portion	150	28,578	$ 22,324	$ 22,515	$ 22,707	$ 23,064
Line of Credit | Secured Debt | 2021 Credit Facility
Long-Term Debt
Total debt	28,221	28,594
Line of Credit | Revolving Credit Facility | Credit Agreement
Long-Term Debt
Total debt	9,700	3,000
Loans Payable | Economic Injury Disaster Loan
Long-Term Debt
Total debt	$ 150	$ 150